Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Net Income Attributable to Parent And Transfers To From Noncontrolling Interests [Text Block]
The following table summarizes the net income (loss) attributable to The AES Corporation and all transfers (to) from noncontrolling interests for the periods indicated (in millions):

	December 31,
	2022	2021	2020
Net income (loss) attributable to The AES Corporation	$(546)	$(409)	$46
Transfers from noncontrolling interest:
Increase (decrease) in The AES Corporation's paid-in capital for sale of subsidiary shares	78	(7)	260
Increase (decrease) in The AES Corporation's paid-in-capital for purchase of subsidiary shares	(78)	(9)	(89)
Net transfers (to) from noncontrolling interest	—	(16)	171
Change from net income (loss) attributable to The AES Corporation and transfers (to) from noncontrolling interests	$(546)	$(425)	$217

Components of Accumulated Other Comprehensive Income	The changes in AOCL by component, net of tax and noncontrolling interests, for the periods indicated were as follows (in millions):

	Foreign currency translation adjustment, net	Derivative gains (losses), net	Unfunded pension obligations, net	Total
Balance at December 31, 2020	$(1,644)	$(699)	$(54)	$(2,397)
Other comprehensive income (loss) before reclassifications	(86)	(7)	23	(70)
Amount reclassified to earnings	3	254	1	258
Other comprehensive income (loss)	(83)	247	24	188
Reclassification from NCI due to share sales and repurchases	(7)	(4)	—	(11)
Balance at December 31, 2021	$(1,734)	$(456)	$(30)	$(2,220)
Other comprehensive income (loss) before reclassifications	(37)	645	10	618
Amount reclassified to earnings	—	44	—	44
Other comprehensive income (loss)	(37)	689	10	662
Reclassification from NCI due to share sales and repurchases	(57)	(22)	(3)	(82)
Balance at December 31, 2022	$(1,828)	$211	$(23)	$(1,640)

Reclassification out of Accumulated Other Comprehensive Income
Reclassifications out of AOCL are presented in the following table. Amounts for the periods indicated are in millions and those in parenthesis indicate debits to the Consolidated Statements of Operations.

Details About		December 31,
AOCL Components	Affected Line Item in the Consolidated Statements of Operations	2022	2021	2020
Foreign currency translation adjustments, net
	Gain on disposal and sale of business interests	$—	$(3)	$(192)
	Net income attributable to The AES Corporation	$—	$(3)	$(192)
Derivative gains (losses), net
	Non-regulated revenue	$(1)	$(1)	$(1)
	Non-regulated cost of sales	(1)	1	(3)
	Interest expense	(58)	(85)	(60)
	Gain on disposal and sale of business interests	—	(362)	—
	Asset impairment expense	(16)	(13)	(10)
	Foreign currency transaction gains (losses)	2	(15)	(7)
	Income from continuing operations before taxes and equity in earnings of affiliates	(74)	(475)	(81)
	Income tax benefit (expense)	9	105	17
	Net equity in losses of affiliates	6	(17)	(10)
	Income from continuing operations	(59)	(387)	(74)
	Less: Net loss (income) attributable to noncontrolling interests and redeemable stock of subsidiaries	15	133	2
	Net income attributable to The AES Corporation	$(44)	$(254)	$(72)
Amortization of defined benefit pension actuarial losses, net
	Regulated cost of sales	$—	$—	$(1)
	Non-regulated cost of sales	(1)	(1)	1
	Other expense	(1)	(3)	—
	Income from continuing operations before taxes and equity in earnings of affiliates	(2)	(4)	—
	Income tax expense	1	3	—
	Income from continuing operations	(1)	(1)	—
	Less: Income from continuing operations attributable to noncontrolling interests and redeemable stock of subsidiaries	1	—	—
	Net income attributable to The AES Corporation	$—	$(1)	$—
Total reclassifications for the period, net of income tax and noncontrolling interests		$(44)	$(258)	$(264)